Other Operating Expenses - Schedule of Graphite Project Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Graphite Project Expenses [Line Items]
Graphite project expenses	$ 1,975
Assay and analyses [Member]
Schedule of Graphite Project Expenses [Line Items]
Graphite project expenses	69
Contractor and consultants [Member]
Schedule of Graphite Project Expenses [Line Items]
Graphite project expenses	1,824
Supplies [Member]
Schedule of Graphite Project Expenses [Line Items]
Graphite project expenses	$ 82